Northern Lights Fund Trust IV

Anchor Risk Managed Credit Strategies Fund

Advisor Class Shares – ATCAX

Anchor Risk Managed Equity Strategies Fund

Advisor Class Shares – ATEAX

Anchor Risk Managed Global Strategies Fund

Advisor Class Shares – ATAGX

Anchor Risk Managed Municipal Strategies Fund

Advisor Class Shares – ATAMX

(Collectively the “Anchor Funds”)

Incorporated herein by reference is the definitive version of the Prospectus for the Anchor Funds filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 31, 2020, (SEC Accession No. 0001580642-20-004677).